The Gabelli Asset Fund
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.9%
Aerospace  — 0.5%
49,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 1,928,150
9,500 HEICO Corp. ............................................. 1,458,630
9,950 L3Harris Technologies Inc. ....................... 2,472,277
4,850 Lockheed Martin Corp. ............................. 2,140,790
5,800 Northrop Grumman Corp. ......................... 2,593,876
156,800 Rolls-Royce Holdings plc† ........................ 208,246
1,780 The Boeing Co.† ....................................... 340,870
11,142,839
Agriculture  — 0.7%
134,000 Archer-Daniels-Midland Co. ...................... 12,094,840
23,000 The Mosaic Co. ........................................ 1,529,500
725 The Scotts Miracle-Gro Co. ....................... 89,146
13,713,486
Airlines  — 0.0%
1,012 American Airlines Group Inc.† .................. 18,469
Automotive  — 0.7%
5,000 Ferrari NV ................................................ 1,090,450
55,100 General Motors Co.† ................................ 2,410,074
292,050 Iveco Group NV† ...................................... 1,922,328
87,500 PACCAR Inc. ............................................ 7,706,125
38,000 Traton SE ................................................. 709,172
2,900 Volkswagen AG ........................................ 725,678
14,563,827
Automotive: Parts and Accessories  — 2.9%
82,550 BorgWarner Inc. ....................................... 3,211,195
78,814 Brembo SpA ............................................. 882,342
465,700 Dana Inc. ................................................. 8,182,349
91,600 Garrett Motion Inc.† ................................. 658,604
1,000 Gentherm Inc.† ........................................ 73,040
254,500 Genuine Parts Co. ..................................... 32,072,090
85,000 Modine Manufacturing Co.† ...................... 765,850
8,000 Monro Inc. ............................................... 354,720
18,900 O'Reilly Automotive Inc.† ......................... 12,945,744
28,000 Standard Motor Products Inc. ................... 1,207,920
15,000 Tenneco Inc., Cl. A† .................................. 274,800
60,628,654
Aviation: Parts and Services  — 0.3%
20,000 Curtiss-Wright Corp. ................................ 3,003,200
78,000 Kaman Corp. ............................................ 3,391,440
6,394,640
Broadcasting  — 1.9%
1,000 Cogeco Communications Inc. ................... 82,774
17,400 Cogeco Inc. .............................................. 1,072,825
37,400 Corus Entertainment Inc., Cl. B ................. 147,730
29,750 Liberty Broadband Corp., Cl. A† ................ 3,899,035
77,663 Liberty Broadband Corp., Cl. C† ................ 10,509,357
32,350 Liberty Media Corp.- Liberty Formula One,
Cl. A† ................................................... 2,042,256
Shares
Market
Value
39,100 Liberty Media Corp.- Liberty Formula One,
Cl. C† ................................................... $ 2,730,744
50,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. A† ................................................... 2,285,500
265,147 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ................................................... 12,125,172
17,000 Nexstar Media Group Inc., Cl. A ................ 3,204,160
98,000 Sinclair Broadcast Group Inc., Cl. A ........... 2,745,960
16,000 TBS Holdings Inc. ..................................... 234,861
41,080,374
Building and Construction  — 1.0%
62,950 Arcosa Inc. ............................................... 3,603,887
35,200 Assa Abloy AB, Cl. B ................................. 954,276
67,500 Fortune Brands Home & Security Inc. ....... 5,013,900
51,400 Herc Holdings Inc. .................................... 8,588,426
42,000 Johnson Controls International plc ............ 2,753,940
20,000 KBR Inc. .................................................. 1,094,600
22,009,029
Business Services  — 2.5%
120,000 Clear Channel Outdoor Holdings Inc.† ....... 415,200
20,000 Diebold Nixdorf Inc.† ................................ 134,600
20,900 Ecolab Inc. ............................................... 3,690,104
12,850 Live Nation Entertainment Inc.† ................ 1,511,674
35,000 Macquarie Infrastructure Holdings LLC ..... 130,550
85,650 Mastercard Inc., Cl. A ............................... 30,609,597
125,000 The Interpublic Group of Companies Inc. .. 4,431,250
950 United Parcel Service Inc., Cl. B ................ 203,737
2,700 United Rentals Inc.† ................................. 959,067
20,000 Vectrus Inc.† ............................................ 717,200
42,050 Visa Inc., Cl. A .......................................... 9,325,429
52,128,408
Cable and Satellite  — 3.3%
39,000 AMC Networks Inc., Cl. A† ........................ 1,584,570
2,150 Charter Communications Inc., Cl. A† ......... 1,172,868
431,150 Comcast Corp., Cl. A ................................ 20,186,443
250,599 DISH Network Corp., Cl. A† ...................... 7,931,458
54,600 EchoStar Corp., Cl. A† .............................. 1,328,964
130,250 Liberty Global plc, Cl. A† .......................... 3,322,677
314,400 Liberty Global plc, Cl. C† .......................... 8,146,104
857 Liberty Latin America Ltd., Cl. A† .............. 8,313
650 Liberty Latin America Ltd., Cl. C† .............. 6,234
8,200 Naspers Ltd., Cl. N ................................... 933,843
7,750 Prosus NV ................................................ 416,455
337,200 Rogers Communications Inc., Cl. B ........... 19,136,100
185,000 Shaw Communications Inc., Cl. B ............. 5,742,400
69,916,429
Communications Equipment  — 0.2%
79,950 Corning Inc. ............................................. 2,950,955
2,350 QUALCOMM Inc. ...................................... 359,127
3,310,082

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Hardware  — 0.2%
14,825 Apple Inc. ................................................ $ 2,588,593
5,475 Dell Technologies Inc., Cl. C† .................... 274,791
7,950 Intel Corp. ................................................ 394,002
5,050 International Business Machines Corp. ...... 656,601
4,000 Western Digital Corp.† .............................. 198,600
4,112,587
Computer Software and Services  — 1.8%
15,600 Activision Blizzard Inc. .............................. 1,249,716
535 Alphabet Inc., Cl. A† ................................. 1,488,022
6,700 Alphabet Inc., Cl. C† ................................. 18,713,033
500 Alteryx Inc., Cl. A† .................................... 35,765
8,300 Cisco Systems Inc. ................................... 462,808
14,000 Fidelity National Information Services Inc. . 1,405,880
23,000 Hewlett Packard Enterprise Co. ................. 384,330
5,300 IonQ Inc.† ................................................ 67,628
9,950 Meta Platforms Inc., Cl. A† ....................... 2,212,482
12,150 Microsoft Corp. ........................................ 3,745,967
7,050 NortonLifeLock Inc. .................................. 186,966
4,550 Oracle Corp. ............................................. 376,422
105,000 Otonomo Technologies Ltd.† .................... 206,850
26,000 PAR Technology Corp.† ............................ 1,048,840
16,000 Rockwell Automation Inc. ......................... 4,480,480
1,700 salesforce.com Inc.† ................................ 360,944
2,125 SAP SE, ADR ............................................ 235,790
530 Unity Software Inc.† ................................. 52,581
27,000 Vimeo Inc.† .............................................. 320,760
3,536 VMware Inc., Cl. A .................................... 402,644
37,437,908
Consumer Products  — 5.1%
25,000 Brunswick Corp. ....................................... 2,022,250
10,700 Christian Dior SE ...................................... 7,321,107
40,000 Church & Dwight Co. Inc. ......................... 3,975,200
420,100 Edgewell Personal Care Co. ...................... 15,405,067
115,950 Energizer Holdings Inc. ............................. 3,566,622
9,350 Essity AB, Cl. A ......................................... 221,757
41,650 Essity AB, Cl. B ......................................... 984,284
3,100 Givaudan SA ............................................ 12,838,807
28,000 Harley-Davidson Inc. ................................ 1,103,200
1,900 Hermes International ................................ 2,714,572
3,500 National Presto Industries Inc. .................. 269,325
31,025 Reckitt Benckiser Group plc ...................... 2,376,889
60,000 Sally Beauty Holdings Inc.† ...................... 937,800
9,300 Svenska Cellulosa AB SCA, Cl. A ............... 180,414
36,800 Svenska Cellulosa AB SCA, Cl. B ............... 718,004
6,434,200 Swedish Match AB ................................... 48,504,222
3,500 Sysco Corp. ............................................. 285,775
3,700 The Estee Lauder Companies Inc., Cl. A ..... 1,007,584
16,000 The Procter & Gamble Co. ........................ 2,444,800
Shares
Market
Value
31,000 Wolverine World Wide Inc. ....................... $ 699,360
107,577,039
Consumer Services  — 0.9%
3,750 Allegion plc .............................................. 411,675
9,000 Blink Charging Co.† .................................. 238,140
1,250 FedEx Corp. .............................................. 289,237
50,500 IAC/InterActiveCorp.† ............................... 5,064,140
110,000 Liberty TripAdvisor Holdings Inc., Cl. A† ... 225,500
280,000 Qurate Retail Inc., Cl. A ............................. 1,332,800
70,000 Rentokil Initial plc ..................................... 483,686
208,000 Rollins Inc. ............................................... 7,290,400
85,000 Terminix Global Holdings Inc.† ................. 3,878,550
5,000 Uber Technologies Inc.† ........................... 178,400
125,000 Vroom Inc.† ............................................. 332,500
19,725,028
Diversified Industrial  — 5.5%
9,550 ABB Ltd., ADR .......................................... 308,847
450 Acuity Brands Inc. .................................... 85,185
1,600 Agilent Technologies Inc. .......................... 211,728
200,000 Ardagh Metal Packaging SA† .................... 1,626,000
25,000 Avantor Inc.† ........................................... 845,500
275,000 Bollore SE ................................................ 1,446,256
37,000 ChargePoint Holdings Inc.† ...................... 735,560
4,400 Colfax Corp.† ........................................... 175,076
215,800 Crane Co. ................................................. 23,366,824
94,900 Eaton Corp. plc ......................................... 14,402,024
5,250 Emerson Electric Co. ................................ 514,762
9,500 EnPro Industries Inc. ................................ 928,435
1,875 General Electric Co. .................................. 171,563
127,450 Greif Inc., Cl. A ......................................... 8,291,897
66,500 Honeywell International Inc. ...................... 12,939,570
3,000 Hyster-Yale Materials Handling Inc. ........... 99,630
19,706 Ingersoll Rand Inc. ................................... 992,197
187,050 ITT Inc. .................................................... 14,068,031
15,000 Jardine Matheson Holdings Ltd. ................ 825,000
15,000 Li-Cycle Holdings Corp.† .......................... 126,750
240,650 Myers Industries Inc. ................................ 5,198,040
21,500 nVent Electric plc ...................................... 747,770
7,262 Park-Ohio Holdings Corp. ......................... 102,176
28,000 Pentair plc ................................................ 1,517,880
9,350 Sulzer AG ................................................. 778,113
166,450 Textron Inc. .............................................. 12,380,551
263,000 Toray Industries Inc. ................................. 1,380,026
21,300 Trane Technologies plc ............................. 3,252,510
203,500 Trinity Industries Inc. ................................ 6,992,260
14,000 Vantage Towers AG .................................. 496,994
3,000 Waters Corp.† .......................................... 931,170
115,938,325
Electronics  — 4.3%
500 Analog Devices Inc. .................................. 82,590
141,000 Flex Ltd.† ................................................. 2,615,550

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Electronics (Continued)
10,500 Kyocera Corp., ADR .................................. $ 587,475
1,400 Mettler-Toledo International Inc.† .............. 1,922,466
285,000 Mirion Technologies Inc.† ......................... 2,299,950
273,000 Resideo Technologies Inc.† ...................... 6,505,590
2,100 Samsung Electronics Co. Ltd., GDR .......... 2,979,900
502,000 Sony Group Corp., ADR ............................ 51,560,420
31,400 TE Connectivity Ltd. .................................. 4,112,772
82,900 Texas Instruments Inc. ............................. 15,210,492
4,000 Thermo Fisher Scientific Inc. ..................... 2,362,600
90,239,805
Energy and Utilities  — 2.5%
5,500 APA Corp. ................................................ 227,315
53,600 BP plc, ADR ............................................. 1,575,840
73,400 Chevron Corp. .......................................... 11,951,722
4,500 ConocoPhillips ......................................... 450,000
85,000 Devon Energy Corp. .................................. 5,026,050
6,000 Dril-Quip Inc.† .......................................... 224,100
27,000 Enbridge Inc. ............................................ 1,244,430
77,200 EOG Resources Inc. .................................. 9,204,556
72,000 Exxon Mobil Corp. .................................... 5,946,480
2,700 Fluor Corp.† ............................................. 77,463
79,000 Halliburton Co. ......................................... 2,991,730
59,000 Kinder Morgan Inc. ................................... 1,115,690
59,000 National Fuel Gas Co. ................................ 4,053,300
160,000 Oceaneering International Inc.† ................. 2,425,600
160,000 PG&E Corp.† ............................................ 1,910,400
5,700 Shell plc, ADR .......................................... 313,101
29,500 Southwest Gas Holdings Inc. .................... 2,309,555
91,100 The AES Corp. .......................................... 2,344,003
52 Weatherford International PLC.† ............... 1,732
53,393,067
Entertainment  — 5.8%
141,750 Discovery Inc., Cl. A† ............................... 3,532,410
458,900 Discovery Inc., Cl. C† ............................... 11,458,733
156,375 Fox Corp., Cl. A ........................................ 6,168,994
20,000 Fox Corp., Cl. B ........................................ 725,600
831,500 Grupo Televisa SAB, ADR ......................... 9,728,550
105,000 IMAX Corp.† ............................................ 1,987,650
86,800 Liberty Media Corp.- Liberty Braves, Cl. A† 2,498,104
167,650 Liberty Media Corp.- Liberty Braves, Cl. C† 4,679,112
177,052 Madison Square Garden Entertainment
Corp.† .................................................. 14,750,202
129,883 Madison Square Garden Sports Corp.† ..... 23,295,815
369,541 Paramount Global, Cl. A ............................ 14,933,152
160,000 Paramount Global, Cl. B ............................ 6,049,600
126,715 The Walt Disney Co.† ............................... 17,380,229
20,000 Universal Music Group NV ........................ 535,314
455,000 Vivendi SE ................................................ 5,959,590
123,683,055
Shares
Market
Value
Environmental Services  — 2.5%
261,050 Republic Services Inc. .............................. $ 34,589,125
20,000 Stericycle Inc.† ........................................ 1,178,400
82,000 Waste Connections Inc. ............................ 11,455,400
32,200 Waste Management Inc. ........................... 5,103,700
52,326,625
Equipment and Supplies  — 8.6%
625 3M Co. ..................................................... 93,050
470,950 AMETEK Inc. ............................................ 62,721,121
22,400 Amphenol Corp., Cl. A .............................. 1,687,840
16,350 AZZ Inc. ................................................... 788,724
38,000 CIRCOR International Inc.† ....................... 1,011,560
78,950 Crown Holdings Inc. ................................. 9,875,856
143,050 CTS Corp. ................................................ 5,055,387
5,125 Danaher Corp. .......................................... 1,503,316
362,650 Donaldson Co. Inc. ................................... 18,832,415
389,950 Flowserve Corp. ....................................... 13,999,205
91,000 Graco Inc. ................................................ 6,344,520
10,000 Hubbell Inc. .............................................. 1,837,700
102,100 IDEX Corp. ............................................... 19,575,633
40,650 Interpump Group SpA .............................. 2,055,086
10,000 Lawson Products Inc.† ............................. 385,400
121,000 Mueller Industries Inc. .............................. 6,554,570
101,000 Sealed Air Corp. ....................................... 6,762,960
21,700 The Manitowoc Co. Inc.† .......................... 327,236
47,150 The Timken Co. ........................................ 2,862,005
16,500 The Toro Co. ............................................ 1,410,585
69,500 The Weir Group plc .................................. 1,498,211
20,250 Valmont Industries Inc. ............................. 4,831,650
84,075 Watts Water Technologies Inc., Cl. A ......... 11,736,029
181,750,059
Financial Services  — 9.3%
8,450 Alleghany Corp.† ...................................... 7,157,150
45,650 AllianceBernstein Holding LP .................... 2,146,463
167,100 American Express Co. ............................... 31,247,700
1,700 Ameriprise Financial Inc. ........................... 510,612
20,000 Argo Group International Holdings Ltd. ..... 825,600
66,400 Bank of America Corp. .............................. 2,737,008
90 Berkshire Hathaway Inc., Cl. A† ................ 47,602,890
81,650 Blackstone Inc. ......................................... 10,364,651
21,800 Citigroup Inc. ........................................... 1,164,120
52,000 GAM Holding AG† .................................... 64,321
42,500 Interactive Brokers Group Inc., Cl. A ......... 2,801,175
2,150 Intercontinental Exchange Inc. .................. 284,058
32,000 Jefferies Financial Group Inc. .................... 1,051,200
92,825 JPMorgan Chase & Co. ............................. 12,653,904
42,000 Kinnevik AB, Cl. A† ................................... 1,134,604
40,000 Kinnevik AB, Cl. B† ................................... 1,052,923
83,150 KKR & Co. Inc. ......................................... 4,861,780
1,500 LendingTree Inc.† ..................................... 179,505
32,500 Loews Corp. ............................................. 2,106,650

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
6,450 M&T Bank Corp. ....................................... $ 1,093,275
33,000 Marsh & McLennan Companies Inc. .......... 5,623,860
16,800 PayPal Holdings Inc.† ............................... 1,942,920
12,500 Popular Inc. ............................................. 1,021,750
50,000 Post Holdings Partnering Corp.† ............... 503,750
20,000 PROG Holdings Inc.† ................................ 575,400
134,800 State Street Corp. ..................................... 11,743,776
9,750 T. Rowe Price Group Inc. .......................... 1,474,103
388,650 The Bank of New York Mellon Corp. .......... 19,288,699
25,300 The Goldman Sachs Group Inc. ................. 8,351,530
20,000 The Hartford Financial Services Group Inc. 1,436,200
27,050 The PNC Financial Services Group Inc. ...... 4,989,372
9,000 Value Line Inc. ......................................... 603,000
167,625 Wells Fargo & Co. .................................... 8,123,108
196,717,057
Food and Beverage  — 12.7%
71,709 BellRing Brands Inc.† ............................... 1,655,044
701,500 Brown-Forman Corp., Cl. A ....................... 44,012,110
85,450 Brown-Forman Corp., Cl. B ....................... 5,726,859
22,000 Campbell Soup Co. ................................... 980,540
771,150 China Mengniu Dairy Co. Ltd. ................... 4,154,383
32,150 Chr. Hansen Holding A/S ........................... 2,374,876
23,400 Coca-Cola Europacific Partners plc ............ 1,137,474
15,400 Coca-Cola HBC AG ................................... 323,582
208,000 Conagra Brands Inc. ................................. 6,982,560
21,900 Constellation Brands Inc., Cl. A ................. 5,044,008
35,000 Crimson Wine Group Ltd.† ....................... 283,150
95,300 Danone SA ............................................... 5,274,444
30,000 Davide Campari-Milano NV ....................... 350,294
190,620 Diageo plc, ADR ....................................... 38,722,547
95,084 Farmer Brothers Co.† ............................... 676,998
241,000 Flowers Foods Inc. ................................... 6,196,110
32,000 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 2,651,200
83,450 General Mills Inc. ..................................... 5,651,234
1,571,300 Grupo Bimbo SAB de CV, Cl. A .................. 4,739,970
10,000 Heineken Holding NV ................................ 786,544
75,150 Heineken NV ............................................ 7,197,801
19,350 Heineken NV, ADR .................................... 925,511
129,050 ITO EN Ltd. .............................................. 6,370,877
7,000 John Bean Technologies Corp. .................. 829,290
21,500 Kellogg Co. .............................................. 1,386,535
59,200 Kerry Group plc, Cl. A ............................... 6,634,137
164,700 Kikkoman Corp. ........................................ 10,998,940
15,000 Lamb Weston Holdings Inc. ...................... 898,650
18,300 LVMH Moet Hennessy Louis Vuitton SE .... 13,146,697
60,000 Maple Leaf Foods Inc. .............................. 1,439,827
18,500 MEIJI Holdings Co. Ltd. ............................ 1,004,477
160,000 Mondelēz International Inc., Cl. A .............. 10,044,800
Shares
Market
Value
44,000 Morinaga Milk Industry Co. Ltd. ................ $ 1,890,258
21,000 National Beverage Corp. ........................... 913,500
40,000 Nestlé SA ................................................. 5,203,182
96,000 Nissin Foods Holdings Co. Ltd. ................. 6,758,009
41,083 Nomad Foods Ltd.† .................................. 927,654
54,950 PepsiCo Inc. ............................................. 9,197,531
51,400 Pernod Ricard SA ..................................... 11,332,447
72,400 Post Holdings Inc.† .................................. 5,014,424
70,300 Remy Cointreau SA .................................. 14,542,873
16,450 Suntory Beverage & Food Ltd. .................. 629,678
21,700 The Coca-Cola Co. .................................... 1,345,400
39,150 The Hain Celestial Group Inc.† .................. 1,346,760
20,600 The J.M. Smucker Co. .............................. 2,789,446
19,500 The Kraft Heinz Co. ................................... 768,105
220,000 Tingyi (Cayman Islands) Holding Corp. ..... 370,725
28,015 Tootsie Roll Industries Inc. ....................... 979,403
125,600 Yakult Honsha Co. Ltd. ............................. 6,726,729
269,337,593
Health Care  — 5.3%
10,000 Abbott Laboratories .................................. 1,183,600
25,150 AbbVie Inc. .............................................. 4,077,066
26,000 AmerisourceBergen Corp. ......................... 4,022,460
28,500 Amgen Inc. .............................................. 6,891,870
6,000 Anthem Inc. ............................................. 2,947,320
10,000 AstraZeneca plc, ADR ............................... 663,400
65,000 Aurinia Pharmaceuticals Inc.† ................... 804,700
90,000 Bausch Health Cos. Inc.† .......................... 2,056,500
41,000 Baxter International Inc. ............................ 3,179,140
8,075 Biogen Inc.† ............................................. 1,700,595
1,500 BioMarin Pharmaceutical Inc.† ................. 115,650
6,100 Bio-Rad Laboratories Inc., Cl. A† .............. 3,435,703
97,500 Bristol-Myers Squibb Co. .......................... 7,120,425
18,000 Catalent Inc.† ........................................... 1,996,200
7,200 Chemed Corp. .......................................... 3,647,160
18,000 Cigna Corp. .............................................. 4,312,980
8,900 CONMED Corp. ........................................ 1,322,095
10,000 Covetrus Inc.† .......................................... 167,900
15,000 DaVita Inc.† ............................................. 1,696,650
106,600 Demant A/S† ............................................ 4,851,147
25,000 DENTSPLY SIRONA Inc. ........................... 1,230,500
75,000 Evolent Health Inc., Cl. A† ......................... 2,422,500
5,000 Gerresheimer AG ...................................... 366,722
5,400 GlaxoSmithKline plc, ADR ......................... 235,224
16,320 HCA Healthcare Inc. .................................. 4,090,118
85,336 Henry Schein Inc.† ................................... 7,440,446
2,500 ICU Medical Inc.† ..................................... 556,600
800 Illumina Inc.† ........................................... 279,520
27,000 Indivior plc† ............................................. 99,383
20,000 Integer Holdings Corp.† ............................ 1,611,400
24,300 Johnson & Johnson ................................. 4,306,689
11,850 Laboratory Corp. of America Holdings† ..... 3,124,371

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
8,000 McKesson Corp. ....................................... $ 2,449,040
24,600 Medtronic plc ........................................... 2,729,370
58,650 Merck & Co. Inc. ...................................... 4,812,232
100,000 Option Care Health Inc.† ........................... 2,856,000
15,000 Orthofix Medical Inc.† .............................. 490,500
22,500 Perrigo Co. plc ......................................... 864,675
25,000 PetIQ Inc.† ............................................... 610,000
20,000 Pfizer Inc. ................................................ 1,035,400
14,000 Quidel Corp.† ........................................... 1,574,440
350 Regeneron Pharmaceuticals Inc.† ............. 244,447
40,000 Roche Holding AG, ADR ........................... 1,976,400
4,800 Silk Road Medical Inc.† ............................ 198,192
6,900 Stryker Corp. ............................................ 1,844,715
22,314 Tenet Healthcare Corp.† ............................ 1,918,111
3,000 The Cooper Companies Inc. ...................... 1,252,770
2,350 UnitedHealth Group Inc. ........................... 1,198,430
4,950 Vertex Pharmaceuticals Inc.† .................... 1,291,802
20,150 Zimmer Biomet Holdings Inc. ................... 2,577,185
2,015 Zimvie Inc.† ............................................. 46,023
7,000 Zoetis Inc. ................................................ 1,320,130
113,245,896
Hotels and Gaming  — 1.0%
10,500 Accor SA† ................................................ 339,525
6,400 Churchill Downs Inc. ................................ 1,419,392
327,100 Genting Singapore Ltd. ............................. 196,692
12,500 Hyatt Hotels Corp., Cl. A† ......................... 1,193,125
1,100 Las Vegas Sands Corp.† ........................... 42,757
3,391,600 Mandarin Oriental International Ltd.† ........ 6,783,200
166,800 MGM Resorts International ....................... 6,995,592
15,000 Red Rock Resorts Inc., Cl. A ..................... 728,400
19,100 Ryman Hospitality Properties Inc., REIT† .. 1,771,907
1,353,350 The Hongkong & Shanghai Hotels Ltd.† .... 1,442,620
19,000 Universal Entertainment Corp.† ................. 427,320
3,250 Wyndham Hotels & Resorts Inc. ............... 275,242
6,550 Wynn Resorts Ltd.† .................................. 522,297
22,138,069
Machinery  — 6.3%
108,750 Caterpillar Inc. .......................................... 24,231,675
1,523,800 CNH Industrial NV .................................... 24,167,468
86,550 CNH Industrial NV, Borsa ltaliana .............. 1,378,263
162,395 Deere & Co. ............................................. 67,468,627
14,300 Mueller Water Products Inc., Cl. A ............. 184,756
181,375 Xylem Inc. ................................................ 15,464,032
132,894,821
Manufactured Housing and Recreational
Vehicles  — 0.4%
28,100 Cavco Industries Inc.† .............................. 6,767,885
825 Nobility Homes Inc. .................................. 28,050
Shares
Market
Value
26,000 Skyline Champion Corp.† ......................... $ 1,426,880
8,222,815
Metals and Mining  — 3.7%
48,850 Agnico Eagle Mines Ltd. ........................... 2,991,574
147,400 Barrick Gold Corp. .................................... 3,615,722
10,000 Cleveland-Cliffs Inc.† ................................ 322,100
70,100 Franco-Nevada Corp. ................................ 11,182,352
104,550 Freeport-McMoRan Inc. ............................ 5,200,317
28,000 Kinross Gold Corp. ................................... 164,640
15,000 MP Materials Corp.† ................................. 860,100
462,000 Newmont Corp. ........................................ 36,705,900
103,900 Royal Gold Inc. ......................................... 14,678,992
75,750 Wheaton Precious Metals Corp. ................ 3,604,185
79,325,882
Publishing  — 1.8%
98,000 News Corp., Cl. A ..................................... 2,170,700
82,950 S&P Global Inc. ........................................ 34,024,431
118,050 The E.W. Scripps Co., Cl. A† ..................... 2,454,260
38,649,391
Real Estate  — 1.0%
23,100 Brookfield Asset Management Inc., Cl. A ... 1,306,767
8,500 Host Hotels & Resorts Inc., REIT .............. 165,155
104,414 Indus Realty Trust Inc., REIT ..................... 7,631,619
193,000 The St. Joe Co. ......................................... 11,433,320
41,500 Weyerhaeuser Co., REIT ........................... 1,572,850
22,109,711
Retail  — 2.4%
8,800 Advance Auto Parts Inc. ............................ 1,821,248
72,000 AutoNation Inc.† ...................................... 7,169,760
700 AutoZone Inc.† ......................................... 1,431,206
16,000 CarMax Inc.† ............................................ 1,543,680
29,375 Costco Wholesale Corp. ............................ 16,915,594
114,600 CVS Health Corp. ...................................... 11,598,666
1,300 Dollar Tree Inc.† ....................................... 208,195
20,000 EVgo Inc.† ............................................... 257,200
1,150 Lowe's Companies Inc. ............................. 232,518
650 Ocado Group plc† .................................... 9,999
10,000 Rush Enterprises Inc., Cl. B ...................... 483,500
2,400 Starbucks Corp. ....................................... 218,328
5,550 The Home Depot Inc. ................................ 1,661,281
103,950 The Kroger Co. ......................................... 5,963,612
12,000 Walgreens Boots Alliance Inc. ................... 537,240
2,400 Walmart Inc. ............................................ 357,408
7,832 Zalando SE† ............................................. 398,551
50,807,986
Specialty Chemicals  — 1.1%
1,650 Air Products and Chemicals Inc. ............... 412,351
173,000 DuPont de Nemours Inc. .......................... 12,729,340
1,675 Eastman Chemical Co. .............................. 187,700
50,000 H.B. Fuller Co. .......................................... 3,303,500

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
33,050 International Flavors & Fragrances Inc. ..... $ 4,340,457
32,200 Sensient Technologies Corp. ..................... 2,703,190
23,676,538
Telecommunications  — 1.2%
6,000 AT&T Inc. ................................................. 141,780
158,250 Deutsche Telekom AG, ADR ...................... 2,946,615
14,000 Hellenic Telecommunications Organization
SA ........................................................ 253,995
23,400 Hellenic Telecommunications Organization
SA, ADR ............................................... 208,962
5,600 Orange SA, ADR ....................................... 66,192
10,800 SoftBank Group Corp., ADR ...................... 240,948
2,588,200 Telecom Italia SpA .................................... 954,876
92,300 Telecom Italia SpA, ADR ........................... 335,972
37,400 Telefonica Brasil SA, ADR ......................... 420,750
278,300 Telefonica SA, ADR ................................... 1,335,840
756,000 Telephone and Data Systems Inc. .............. 14,273,280
45,087 Telesat Corp.† .......................................... 743,935
66,000 Telesat Corp., New York† .......................... 1,089,000
18,700 TIM SA, ADR ............................................ 271,150
120,000 VEON Ltd., ADR† ..................................... 81,936
49,650 Verizon Communications Inc. ................... 2,529,171
25,894,402
Transportation  — 1.2%
2,100 Canadian National Railway Co. .................. 281,694
10,000 Canadian Pacific Railway Ltd. ................... 825,400
203,250 GATX Corp. .............................................. 25,066,823
26,173,917
Wireless Communications  — 0.3%
96,750 America Movil SAB de CV, Cl. L, ADR ........ 2,046,262
215,000 Operadora de Sites Mexicanos SA de CV,
REIT ..................................................... 274,020
22,635 T-Mobile US Inc.† ..................................... 2,905,202
34,000 United States Cellular Corp.† .................... 1,027,820
6,253,304
TOTAL COMMON STOCKS .................. 2,096,537,117
CLOSED-END FUNDS  — 0.1%
2,000 Altaba Inc., Escrow† ................................. 11,650
10,700 Royce Global Value Trust Inc. ................... 121,552
81,700 Royce Value Trust Inc. .............................. 1,388,083
TOTAL CLOSED-END FUNDS ................ 1,521,285
PREFERRED STOCKS  — 0.1%
Consumer Services  — 0.1%
9,000 Qurate Retail Inc., 8.000%, 03/15/31 ........ 774,090
Shares
Market
Value
Electronics  — 0.0%
95 WESCO International Inc., Ser. A, 10.625% $ 2,796
Health Care  — 0.0%
31,580 The Phoenix Companies Inc., 7.450%,
01/15/32 ............................................... 570,414
TOTAL PREFERRED STOCKS ............... 1,347,300
CONVERTIBLE PREFERRED STOCKS  — 0.0%
Automobiles and Components  — 0.0%
94,569 Garrett Motion Inc., Ser. A,
11.000% .............................................. 783,031
MANDATORY CONVERTIBLE SECURITIES(a)  — 0.1%
Diversified Industrial  — 0.1%
15,000 Avantor Inc., Ser. A,
6.250%, 05/15/22 ................................. 1,552,950
WARRANTS  — 0.0%
Energy and Utilities  — 0.0%
1,694 Weatherford International plc, expire
12/13/23† ............................................. 1,016
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.8%
$ 17,785,000 U.S. Treasury Bills,
0.220% to 0.522%††,
05/05/22 to 06/30/22 ............................ 17,774,131
TOTAL INVESTMENTS — 100.0%
(Cost $543,966,087) ............................. $ 2,119,516,830
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust